10. INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets:
Allowance for loan losses	$ 2,557	$ 2,474
Accruals and stock based compensation	1,288	1,103
Impairments on securities	12	30
Total deferred tax assets	3,857	3,607
Deferred tax liabilities:
Deferred loan fees and costs – net	261	210
Tax over book depreciation	1,392	1,274
Net unrealized gain on investment securities	484	258
Dividends on FHLB stock	101	350
Other	352	290
Total deferred tax liabilities	2,590	2,382
Net deferred tax asset	$ 1,267	$ 1,225